PROPERTY AND EQUIPMENT, NET (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Land	$ 20	$ 20
Buildings and leasehold improvements	681	633
Equipment	750	645
Computer software	1,744	1,424
Property and equipment, gross	3,195	2,722
Accumulated depreciation	(1,690)	(1,338)
Property and equipment, net	$ 1,505	$ 1,384